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Copley Fund
SUMMARY COPLEY FUND
Investment Objective. The investment objective of the Copley Fund (the “Copley Fund” or the “Fund”) is to seek growth of capital.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Copley Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Copley Fund Copley Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a % of amount redeemed) on Shares Held Less Than 10 Days	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Copley Fund Copley Fund Shares
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.36%	[1]
Net taxes	1.21%	[2]
Total Annual Fund Operating Expenses	2.22%
[1]	“Other Expenses” are based on estimated amounts for the current year, based on average net assets of its predecessor fund, the Copley Fund, Inc. (the “Predecessor Fund”), for the year end February 28, 2022 of $95,689,032.
[2]	In comparing the Copley Fund to other mutual funds, investors should consider the Fund’s unique tax characteristics related to the accrual of deferred taxes. Please see “Accumulated Earnings Tax” and “Tax on Unrealized Appreciation”, both on page 11 of this Prospectus. The Copley Fund is required to include deferred taxes of the Predecessor Fund in calculating its expense ratio even though they are not currently payable. The Predecessor Fund’s total annual operating expense ratio after advisory fee waiver and without the inclusion of net regular and deferred taxes was 1.16%. The components of net tax expense consist of tax expense $2,805,347, or 2.93% of average net assets, and tax benefit of $1,647,945, or 1.72% of average net assets. This information is included to provide information about the expenses of the Predecessor Fund, which may provide some indication of the expenses of the Copley Fund in the future.

Example. This example is intended to help you compare the cost of investing in the Copley Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Copley Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Copley Fund’s operating expenses remain the same. As the Fund is newly organized, this example is based on estimates of estimates of the Fund’s total operating expenses for the periods shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Copley Fund | Copley Fund Shares | USD ($)	225	694	1,190	2,554

Portfolio Turnover. The Copley Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes to the Fund. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended February 28, 2022, the portfolio turnover rate for the Predecessor Fund” was 111.25% of the average value of its portfolio. For more information about the Predecessor Fund performance, please see the section entitled “Performance Information” on page 7.

Principal Investment Strategies. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities (principally common stock) of domestic companies with medium to large market capitalizations ("80% Policy"). Large-cap corporations are those with market capitalizations of $10 billion and greater. Mid-cap companies are those with capitalizations between $2 and $10 billion. The market capitalization of a portfolio company will be measured at the time of its purchase and as of each purchase made by the Fund thereafter. The Fund must provide shareholders with 60 days' prior written notice if it determines to change the foregoing 80% Policy.

The equity securities in which the Fund invests are primarily common stocks. The Fund may also invest in American Depository Receipts (“ADRs”), preferred stocks, convertible securities, convertible bonds, and warrants. The Fund seeks to identify and invest in equity securities of (1) companies with strong balance sheets and (2) companies whose earnings growth potential enhances prospects for future increases in share price and dividend rates. Emphasis is placed on companies that the Adviser believes are financially strong, have a demonstrable record of growth, and are led by capable, proven, shareholder-sensitive management. The Advisor reviews several factors that are based on the data from companies’ balance sheet and income statements and evaluates the companies’ balance sheet strength and earnings growth capabilities. Additionally, the Advisor reviews management behavior in areas such as research and development and capital expenditures.

The Fund will generally consider selling a security when, in the portfolio manager’s opinion, there is a risk of significant deterioration in the company’s fundamentals, or there is a change in business strategy or issuer-specific business outlook that affects the original investment case. The Fund will also consider selling a security if, in the portfolio manager’s opinion, a superior investment opportunity arises. The Fund may engage in active and frequent trading to achieve its investment objectives. The Fund’s portfolio turnover rate may be 200% or more.

Tax Attributes. Most mutual funds are organized as regulated investment companies under Subchapter M of the Internal Revenue Code. Regulated investment companies are domestic corporations that act as investment agents for their shareholders, typically investing in corporate and government securities and distributing income earned from the investments as dividends. These registered investment companies may not be subject to corporate taxation because, unlike ordinary corporations, they are entitled to claim such a deduction for dividends paid to shareholders against their ordinary income and net capital gains. These funds may or may not distribute net capital gains to their shareholders but they are required to distribute at least 90 percent of their annual investment company taxable income and net tax-exempt interest income. The individual shareholder is the person responsible for federal and, where applicable, state and city income taxes on the pro rata share of earnings of the mutual fund.

The Copley Fund is not a regulated investment company. It is organized as a regular corporation (C corporation). Like regulated investment companies that seek capital appreciation, the Fund’s investments are intended to create capital appreciation, and may also generate dividend and interest income. Unlike a regulated investment company, the Fund is entitled to use the dividends received deduction whereby up to 50% of the dividend income received, or 50% of the taxable income of the Fund, whichever is less, is exempt from federal taxation. The remaining taxable income is taxed to the Fund at a maximum federal tax rate of 21%. See “Accumulated Earnings Tax” on page 11. Accordingly, dividends and capital gains are not distributed, but rather are accumulated within the Fund and dividends, capital gains and any unrealized appreciation in the value of the Copley Fund’s investments (net of any taxes paid and any deferred income tax liability) are added to the value of each share on a daily basis. Any increase in per share value directly raises the value of each shareholder’s account.

Shareholders will have to recognize taxable income if they redeem shares at a gain. The difference in the amount received and the cost basis of the securities redeemed, will be either a capital gain or a capital loss. Long-term capital gains (for securities that are held for more than one year) are currently taxable at a federal maximum rate of 20%. In addition, the 3.8% Medicare tax may apply for certain taxpayers. Capital losses may be taken against other capital gains or be deductible in any given year up to a maximum of $3,000. Unused capital losses may be carried over to future years until the loss is used.

The Fund is liable for federal income taxes on any net realized capital gain at the statutory rate, presently 21%. In addition, the Fund will accrue deferred income taxes on the total net unrealized capital gains in accordance with current accounting pronouncements which requires the recognition of a full accrual on the deferred income tax that would be payable if the Fund liquidated all of its gain securities at the end of the fiscal year. It is important to note however, that the deferred income tax is actually payable only in the event the Fund would actually sell appreciated securities. The Fund may carry forward for 5 years any net capital losses as an offset against any net capital gains realized by the Fund during each taxable year.

Principal Risks of Investing in the Copley Fund. An investment in the Copley Fund is subject to investment risks, including the possible loss of some or all of the money invested. There can be no assurance that the Copley Fund will be successful in meeting its investment objective. Generally, the Copley Fund will be subject to the following additional principal risks:

●	Market Risk. The prices of the Copley Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global in-stability, and currency and interest rate fluctuations. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Copley Fund) could change drastically and rapidly and, therefore, adversely affect the Copley Fund.

●	Accumulated Earnings Tax Risk. Since the Copley Fund accumulates its net investment income rather than distributing it, the Copley Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation’s accumulated taxable income at a rate of 20%.

●	Tax on Unrealized Appreciation Risk. Federal and, where applicable, state income taxes are payable by the Copley Fund when portfolio securities are sold that have appreciated (gone up) in value. The Copley Fund provides for this eventuality in an account entitled Deferred Federal Income Tax. The Copley Fund currently is required to accrue a liability, on a day-to-day basis, for all unrealized appreciation at the estimated statutory federal and, if applicable, state income tax rates. When portfolio securities decrease in value (depreciate) the estimated tax accruals associated with the depreciation is removed from the deferred federal income tax account.

●	Management Style Risk. The performance of the Copley Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a different investment style.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. There may be times when the returns for large capitalization companies generally trail returns of smaller companies or the overall stock market.

●	Mid-Capitalization Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

●	Risks Related to Other Equity Securities. In addition to common stocks, the equity securities in the Copley Fund’s portfolio may include ADRs, preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, including securities held by the Copley Fund, which could also result in losses for the Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non- convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

●	ADR Risks. Because ADRs are issued by non-US companies, they entail special risks inherent to all foreign investments. These include: Exchange Rate risk—the risk that the currency in the issuing company’s country will drop relative to the US dollar, Political Risk—the risk that politics or regime changes in the issuing company’s country will undermine exchange rates or destabilize the company and its earnings, and Inflation Risk—the risk that inflation in the issuing company’s country will erode the value of that currency.

●	Former Operating Business Tax Risk. The Predecessor Fund filed combined Massachusetts corporate excise tax returns with Stuffco International, Inc. (“Stuffco”), a company wholly owned by the Estate of the former Chairman of the Predecessor Fund. For the year ended February 29, 2020 the reported Massachusetts corporate excise tax of the since discontinued Operating Division was $1,600. This combined return included all income and expense of the since discontinued Operating Division and excluded the Predecessor Fund’s investment income and expense. The Commonwealth of Massachusetts may not agree with this exclusion. Management of the Predecessor Fund believed that the exclusion in the combined corporate excise returns was proper and further believed that, if contested, any likely resolution would not have a material adverse effect on the Predecessor Fund’s (and therefore the Fund’s, as successor to the Predecessor Fund) assets and liabilities or statement of operations.

●	Risks Related to Portfolio Turnover. Portfolio turnover is a ratio that indicates how often the securities in a mutual fund’s portfolio change during a year’s time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. High rates of portfolio turnover could lower performance of the Copley Fund due to increased costs and may also result in the realization of capital gains. Under normal circumstances, the anticipated portfolio turnover rate for the Copley Fund is expected to be more than 100%.

Performance Information. It is expected that the Copley Fund will be the successor to the Predecessor Fund through a reorganization with the Copley Fund on or about October 28, 2022 (the “Reorganization”). The Copley Fund will not commence operations until the first Business Day after the Reorganization. Updated information on the Copley Fund’s results, when it becomes available, can be obtained by calling 1-888-484-5766 or by visiting http://www.dcmmutualfunds.com.

Annual Total Returns. The bar chart and table that follow provide some indication of the risks of investing in the Copley Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns compare with those of a broad-based securities market index. How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Copley Fund will perform in the future.

The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication on how the Copley Fund will perform in the future.

Calendar Year Total Returns —

The Predecessor Fund’s year-to-date return through June 30, 2022 was -17.50%.

During the periods shown in the bar chart, the highest return of the Predecessor Fund for a quarter was 11.85% (for the quarter ended March 31, 2018) and the lowest quarterly return for the Predecessor Fund was (17.96)% (for the quarter ended March 31, 2020).

Average Annual Total Returns for the Periods Ended December 31, 2021
Average Annual Total Returns - Copley Fund		1 Year	5 Years	10 Years
Copley Fund Shares		18.40%	13.78%	11.82%
Copley Fund Shares | After Taxes on Distributions	[1]	18.40%	13.78%	11.82%
Copley Fund Shares | After Taxes on Distributions and Sales	[1]	10.89%	11.08%	9.88%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		28.71%	18.47%	16.55%
[1]	The Fund generally does not make distributions.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Copley Fund shares through tax- deferred arrangements such as a 401(k) plan or an individual retirement account (“IRA”).